Average Annual Total Returns		12 Months Ended	24 Months Ended	29 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2026	Dec. 31, 2025
Astoria US Equal Weight Quality Kings ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.37%		16.52%
Performance Inception Date	Jul. 31, 2023
Astoria US Equal Weight Quality Kings ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.09%		16.18%
Astoria US Equal Weight Quality Kings ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		10.47%		12.85%
Astoria US Equal Weight Quality Kings ETF Class | S&P 500 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		17.88%		19.62%
Astoria US Quality Growth Kings ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.42%	15.23%
Performance Inception Date	Sep. 30, 2024
Astoria US Quality Growth Kings ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.28%	15.10%
Astoria US Quality Growth Kings ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		10.40%	11.64%
Astoria US Quality Growth Kings ETF Class | S&P 500 Total Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index (reflects no deduction for fees or expenses)
Average Annual Return, Percent		17.88%	16.23%